UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 127.2%

Corporate — 12.3%
California Pollution Control Financing Authority, RB, AMT, Mandatory Put Bonds (a):
Republic Services Inc. Project, Series B, 5.25%, 6/01/23	$2,020	$2,094,922
Waste Management Inc. Project, Series A, 5.13%, 7/01/31	4,000	4,242,920
California Pollution Control Financing Authority, Refunding RB:
Republic Services Inc. Project, Series C, Mandatory Put Bonds, AMT, 5.25%, 6/01/23 (a)	2,030	2,105,293
San Diego Gas & Electric, Series A, 5.90%, 6/01/14	3,100	3,555,235

		11,998,370

County/City/Special District/School District — 38.6%
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,075,940
4.75%, 5/01/21	1,115	1,162,309
Clovis Unified School District California, GO, CAB, Election of 2004, Series A (NPFGC), 2.82%, 8/01/21 (b)(c)	7,500	5,536,425
County of San Bernardino California, Special Tax Bonds, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	107,217
5.50%, 9/01/18	245	249,736
5.60%, 9/01/19	500	508,365
5.70%, 9/01/20	355	360,147
County of San Diego California, COP, Refunding, MTS Tower (AMBAC), 5.25%, 11/01/19	2,980	3,049,523
Fontana Public Finance Authority California, Tax Allocation Bonds, Refunding, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,529,340
Irvine Unified School District California, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,648,450
Lathrop Financing Authority, RB, Water Supply Project:
5.80%, 6/01/21	995	1,011,358
5.85%, 6/01/22	1,040	1,056,297

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Lathrop Financing Authority, RB, Water Supply Project (continued):
5.90%, 6/01/23	$1,000	$1,014,920
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	2,500	2,890,600
Riverside Unified School District California, GO, Series A (NPFGC), 5.25%, 2/01/23	5,000	5,272,000
Santa Clara Valley Transportation Authority, RB, Series A (NPFGC), 5.00%, 6/01/11 (d)	2,135	2,202,637
Stockton East Water District, COP, Refunding, Series B (NPFGC), 5.69%, 4/01/19 (b)	4,590	2,849,380

		37,524,644

Education — 7.1%
California Infrastructure & Economic Development Bank, RB, J. David Gladstone Institute Project, 5.50%, 10/01/20	1,985	2,046,733
California State Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,418,357
University of California, Refunding RB, Series S, 5.00%, 5/15/18	2,000	2,384,580

		6,849,670

Health — 19.9%
ABAG Finance Authority for Nonprofit Corps, RB, San Diego Hospital Association, Series C, 5.38%, 3/01/21	2,100	2,162,916
California Health Facilities Financing Authority, RB, Health Facility, Adventist Health System, Series A:
5.00%, 3/01/18	1,075	1,106,519
5.00%, 3/01/19	1,000	1,025,760
5.00%, 3/01/20	2,060	2,101,756
5.00%, 3/01/24	1,355	1,367,222
California Infrastructure & Economic
Development Bank, RB, Kaiser
Hospital Assistance I-LLC, Series A,
5.55%, 8/01/31	6,500	6,679,400

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
TE	Tax-Exempt

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Health (concluded)
California Statewide Communities Development Authority, Refunding RB, Daughters of Charity Health, Series A, 5.25%, 7/01/24	$5,000	$4,922,650

		19,366,223

State — 9.3%
California State Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,025,717
State of California, GO:
5.00%, 11/01/11 (d)	4,740	4,975,151
5.00%, 11/01/20	260	269,914
State of California, GO, Refunding:
Series A, 5.00%, 7/01/18	720	852,523
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	890	890,712

		9,014,017

Transportation — 25.7%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	595,835
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 6.70%, 1/15/21 (b)	20,000	10,150,200
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19	3,420	3,907,726
Los Angeles Harbor Department, Refunding RB, Series B, AMT (AMBAC), 5.50%, 8/01/21	10,025	10,317,129

		24,970,890

Utilities — 14.3%
California State Department of Water Resources, RB, Series A, 5.13%, 5/01/12 (d)	6,500	7,048,275
California State Department of Water Resources, Refunding RB, Series H, Power Supply, 5.00%, 5/01/22	3,500	3,988,775
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 7/01/18	600	709,272
Metropolitan Water District of Southern California, Refunding RB, Series B, 4.00%, 7/01/18	1,250	1,423,875
Southern California Public Power Authority, RB, Canyon Power, Series A, 4.00%, 7/01/18	685	766,207

		13,936,404

Total Municipal Bonds in California		123,660,218

Multi-State — 8.3%

Housing — 4.5%
MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (a)(e)(f)	4,734	4,354,887

County/City/Special District/School District — 3.8%
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (e)	4,000	3,681,120

Total Municipal Bonds in Multi-State		8,036,007

Municipal Bonds	Par (000)	Value

Puerto Rico — 9.8%

State — 8.6%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	$1,035	$1,122,685
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series C, 5.75%, 7/01/19	4,405	4,912,412
Series C, 5.75%, 7/01/19 (c)	5	6,395
Series M, 6.00%, 7/01/20	1,000	1,136,750
Series M, 6.25%, 7/01/21	1,000	1,152,420

		8,330,662

Transportation — 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series Z (AGM), 6.00%, 7/01/18	1,000	1,187,820

Total Municipal Bonds in Puerto Rico		9,518,482

U.S. Virgin Islands — 3.1%

State — 3.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A:
5.25%, 10/01/17	360	388,123
5.25%, 10/01/19	455	482,755
5.25%, 10/01/21	460	481,647
5.25%, 10/01/22	315	328,391
5.25%, 10/01/23	960	998,467
5.25%, 10/01/24	300	311,049

Total Municipal Bonds in the U.S. Virgin Islands		2,990,432

Total Long-Term Investments (Cost – $140,308,424) – 148.4%		144,205,139

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.04% (g)(h)	7,326,050	7,326,050

Total Short-Term Securities (Cost – $7,326,050) – 7.5%		7,326,050

Total Investments (Cost – $147,634,474*) – 155.9%		151,531,189
Other Assets Less Liabilities – 1.2%		1,208,633
Preferred Shares, at Redemption Value – (57.1)%		(55,527,086)

Net Assets Applicable to Common Shares – 100.0%		$97,212,736

2	BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$147,675,847

Gross unrealized appreciation	$5,884,111
Gross unrealized depreciation	(2,028,769)

Net unrealized appreciation	$3,855,342

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Represents the current yield as of report date.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at September 30, 2010	Income

BIF California Municipal Money Fund	215,269	7,110,781	7,326,050	$1,146

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$144,205,139	—	$144,205,139
Short-Term Securities	$7,326,050	—	—	7,326,050

Total	$7,326,050	$144,205,139	—	$151,531,189

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock California Municipal 2018 Term Trust

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 22, 2010